SEGMENT REPORTING - Total assets (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Total assets:
Total assets:	¥ 639,446,774	$ 94,242,791	¥ 525,621,125
Automation product and software
Total assets:
Total assets:	127,438,865	18,782,165	125,953,243
Equipment, accessories and others
Total assets:
Total assets:	136,241,881	20,079,569	131,869,561
Oilfield environmental protection
Total assets:
Total assets:	73,718,536	10,864,768	74,481,593
Platform outsourcing services
Total assets:
Total assets:	56,642,856	8,348,124	57,208,575
Chemical recycling
Total assets:
Total assets:	¥ 245,404,636	$ 36,168,165	¥ 136,108,153